Accrued Expenses and Other Payables (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Wage payable	$ 45,963	$ 53,469
VAT and other taxes payables	44,513	52,703
Other accrued liabilities	70,863	11,563
Total accrued expenses and other payables	$ 161,339	$ 117,735